Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
6.    Financial Instruments

The Partnerships trade Futures Interests. Futures and forwards represent contracts for delayed delivery of an instrument at a specified date and price. Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts. There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The fair value of exchange-traded contracts is based on the settlement price quoted by the exchange on the day with respect to which fair value is being determined. If an exchange-traded contract could not have been liquidated on such day due to the operation of daily limits or other rules of the exchange, the settlement price will be equal to the settlement price on the first subsequent day on which the contract could be liquidated. The fair value of off-exchange-traded contracts is based on the fair value quoted by the counterparty.

The Partnerships' contracts are accounted for on a trade-date basis.  A derivative is defined as a financial instrument or other contract that has all three of the following characteristics:

(1) a) One or more “underlyings” and b) one or more “notional amounts” or payment provisions or both;

(2) Requires no initial net investment or a smaller initial net investment than would be required for other types of contracts that would be expected to have a similar response relative to changes in market factors; and

(3) Terms that require or permit net settlement.

Generally, derivatives include futures, forward, swaps or options contracts, and other financial instruments with similar characteristics such as caps, floors, and collars.

The net unrealized gains (losses) on open contracts at December 31, reported as a component of “Trading Equity” on the Statements of Financial Condition, and their longest contract maturities were as follows:

Spectrum Currency
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	ExchangeTraded	Off-ExchangeTraded	Total	ExchangeTraded	Off-ExchangeTraded
	$	$	$
2011	–	(88,387)	(88,387)	–	Mar. 2012
2010	74,100	1,044,336	1,118,436	Mar. 2011	Mar. 2011

Spectrum Global Balanced
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2011	1,229,274	(8,497)	1,220,777	Dec. 2013	Jan. 2012
2010	1,494,155	63,402	1,557,557	Dec. 2012	Apr. 2011

Spectrum Select
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2011	5,995,510	406,389	6,401,899	Mar. 2016	Mar. 2012
2010	16,772,924	3,030,243	19,803,167	Mar. 2015	Mar. 2011

Spectrum Strategic
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2011	–	–	–	–	–
2010	6,503,745	474,018	6,977,763	Dec. 2011	Mar. 2011

Spectrum Technical
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2011	8,196,777	569,394	8,766,171	Mar. 2015	Mar. 2012
2010	17,468,280	3,126,942	20,595,222	Mar. 2014	Mar. 2011

In general, the risks associated with off-exchange-traded contracts are greater than those associated with exchange-traded contracts because of the greater risk of default by the counterparty to an off-exchange-traded contract.  The Partnerships have credit risk associated with counterparty nonperformance.  As of the date of the financial statements, the credit risk associated with the instruments in which the Partnerships trade is limited to the unrealized gains (losses) amounts reflected in the Partnerships' Statements of Financial Condition. The net unrealized gains (losses) on open contracts is further disclosed gross by type of contract and corresponding fair value level in Note 8, Fair Value Measurements and Disclosures.

The Partnerships also have credit risk because MS&Co., MSIP, and/or MSCG act as the futures commission merchants or the counterparties, with respect to most of the Partnerships' assets.  Exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts are fair valued on a daily basis, with variations in value settled on a daily basis. MS&Co. and MSIP, each acting as a commodity futures broker for each Partnership's exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts, are required, pursuant to regulations of the Commodity Futures Trading Commission, to segregate from their own assets, and for the sole benefit of their commodity customers, total cash held by them with respect to exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts, including an amount equal to the net unrealized gains (losses) on all open exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts, which in the aggregate, totaled $35,818,805 and $47,998,757 for Spectrum Currency, $14,421,691 and $19,672,733 for Spectrum Global Balanced, $294,109,636 and $418,222,697 for Spectrum Select, $0 and $93,318,356 for Spectrum Strategic, and $229,719,742 and $348,967,875 for Spectrum Technical at December 31, 2011 and 2010, respectively.  With respect to each Partnership's off-exchange-traded forward currency contracts and forward currency options contracts, there are no daily settlements of variation in value, nor is there any requirement than an amount equal to the net unrealized gains (losses) on such contracts be segregated.  However, each Partnership is required to meet margin requirements equal to the net unrealized loss on open forward currency contracts in each Partnership account with the counterparty, which is accomplished by daily maintenance of the cash balance in a custody account held at MSSB for the benefit of MS&Co.  With respect to those off-exchange-traded forward currency contracts, the Partnerships are at risk to the ability of MS&Co., the sole counterparty on all such contracts, to perform.  Each Partnership has a netting agreement with the counterparty.  The primary terms are based on industry standard master agreements.  These agreements, which seek to reduce both the Partnerships' and the counterparties' exposure on off-exchange-traded forward currency contracts, including options on such contracts, should materially decrease the Partnerships' credit risk in the event of MS&Co.'s or MSCG's bankruptcy or insolvency.

The General Partner monitors and attempts to control the Partnerships' risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly, believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Partnerships may be subject.  These monitoring systems generally allow the General Partner to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics.  In addition, online monitoring systems provide account analysis of futures, forwards and options positions by sector, margin requirements, gain and loss transactions and collateral positions.

The futures, forwards and options traded by the Partnerships involve varying degrees of related market risk.  Market risk is often dependent upon changes in the level or volatility of interest rates, exchange rates, and prices of financial instruments and commodities, factors that result in frequent changes in the fair value of the Partnerships' open positions, and consequently in their earnings, whether realized or unrealized, and cash flow.  Gains and losses on open positions of exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts are settled daily through variation margin.  Gains and losses on off-exchange-traded forward currency contracts are settled upon termination of the contract.  Gains and losses on off-exchange-traded forward currency options contracts are settled on an agreed-upon settlement date.  However, the Partnerships are required to meet margin requirements equal to the net unrealized loss on open forward currency contracts in the Partnerships' accounts with the counterparty, which is accomplished by daily maintenance of the cash balance in a custody account held at MSSB for the benefit of MS&Co.

Spectrum Strategic's and Spectrum Technical's investments in the affiliated underlying funds expose each Partnership to various types of risks that are associated with Futures Interests trading and the markets in which the affiliated underlying funds invest.  The significant types of financial risks to which the affiliated underlying funds are exposed are market risk, liquidity risk, and counterparty credit risk as described above.